Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Oct. 03, 2025	Sep. 27, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	Summary Compensation Table Total for CEO1	Compensation Actually paid to CEO3	Average Summary Compensation Table Total for Other NEOs2	Average Compensation Actually Paid to Other NEOs2,3	Value of Initial Fixed $100 Investment Based On:		Net Income (in $M)5	Adjusted EBITDA (in $M)6
					Amentum TSR4	Peer Group TSR4
2025	$21,197,364	$30,949,734	$4,308,958	$4,364,876	$90	$101	$66	$1,104
2024	2,732,479	2,782,479	2,801,993	2,801,933	—	—	(82)	1,052

1
Mr. Heller was the CEO in fiscal year 2024. He did not receive any equity awards in 2024.

2
Messrs. Demetriou, Arnette, Johnson and Mullen were the non-CEO named executive officers for fiscal years 2025 and 2024

3
Amounts in this column represent the Summary Compensation Total plus the fair value of equity awards at year-end for awards granted in the year, the change in fair value of equity awards at year-end (from the end of the prior year) for equity awards granted in previous years, the fair value of equity awards on the vest date for equity awards which were granted and vested in the year, and the change in fair value of equity awards at year-end (from the vest date) for equity awards which vested in the year, as applicable. For a reconciliation, see the table below.

4
Cumulative TSR is measured as of a beginning date of September 30, 2024; and peer group TSR reflects values for the S&P SPCM Professional Services Index. Both Amentum’s TSR and peer group TSR are calculated in accordance with Item 201(e) of Regulation S-K.

5
Based on net income, determined in accordance with generally accepted accounting principles, as shown in our financial statements.

6 Adjusted EBITDA and Pro Forma Adjusted EBITDA are the Company-selected measures for fiscal years 2025 and 2024, respectively, for purposes of this table.
Item and Value Added (Deducted)	Fiscal Year 2025
For CEO:
Summary Compensation Table Total	$21,197,364
- Summary Compensation Table “Option Awards” column value	7,332,048
- Summary Compensation Table “Stock Awards” column value	10,651,567
+ year-end fair value of outstanding and unvested equity awards granted in the fiscal year	27,735,985
+/- change in fair value of outstanding and unvested equity awards granted in prior years	—
+ vest date fair value of equity awards granted in the covered year	—
+/- change in fair value of prior-year equity awards vested in the fiscal year	—
Compensation Actually Paid	$30,949,734
Item and Value Added (Deducted)	Fiscal Year 2025
For Non-CEO named executive officers:
Summary Compensation Table Total	$4,308,958
- Summary Compensation Table “Option Awards” column value	—
- Summary Compensation Table “Stock Awards” column value	2,399,964
+ year-end fair value of outstanding and unvested equity awards granted in the fiscal year	2,455,882
+/- change in fair value of outstanding and unvested equity awards granted in prior years	—
+ vest date fair value of equity awards granted in the covered year	—
+/- change in fair value of prior-year equity awards vested in the fiscal year	—
Compensation Actually Paid	$4,364,876

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
1
Mr. Heller was the CEO in fiscal year 2024. He did not receive any equity awards in 2024.

2
Messrs. Demetriou, Arnette, Johnson and Mullen were the non-CEO named executive officers for fiscal years 2025 and 2024

Peer Group Issuers, Footnote
4
Cumulative TSR is measured as of a beginning date of September 30, 2024; and peer group TSR reflects values for the S&P SPCM Professional Services Index. Both Amentum’s TSR and peer group TSR are calculated in accordance with Item 201(e) of Regulation S-K.

PEO Total Compensation Amount	$ 21,197,364	$ 2,732,479
PEO Actually Paid Compensation Amount	$ 30,949,734	2,782,479
Adjustment To PEO Compensation, Footnote
3
Amounts in this column represent the Summary Compensation Total plus the fair value of equity awards at year-end for awards granted in the year, the change in fair value of equity awards at year-end (from the end of the prior year) for equity awards granted in previous years, the fair value of equity awards on the vest date for equity awards which were granted and vested in the year, and the change in fair value of equity awards at year-end (from the vest date) for equity awards which vested in the year, as applicable. For a reconciliation, see the table below.
Item and Value Added (Deducted)	Fiscal Year 2025
For CEO:
Summary Compensation Table Total	$21,197,364
- Summary Compensation Table “Option Awards” column value	7,332,048
- Summary Compensation Table “Stock Awards” column value	10,651,567
+ year-end fair value of outstanding and unvested equity awards granted in the fiscal year	27,735,985
+/- change in fair value of outstanding and unvested equity awards granted in prior years	—
+ vest date fair value of equity awards granted in the covered year	—
+/- change in fair value of prior-year equity awards vested in the fiscal year	—
Compensation Actually Paid	$30,949,734

Non-PEO NEO Average Total Compensation Amount	$ 4,308,958	2,801,993
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,364,876	2,801,933
Adjustment to Non-PEO NEO Compensation Footnote
3
Amounts in this column represent the Summary Compensation Total plus the fair value of equity awards at year-end for awards granted in the year, the change in fair value of equity awards at year-end (from the end of the prior year) for equity awards granted in previous years, the fair value of equity awards on the vest date for equity awards which were granted and vested in the year, and the change in fair value of equity awards at year-end (from the vest date) for equity awards which vested in the year, as applicable. For a reconciliation, see the table below.
Item and Value Added (Deducted)	Fiscal Year 2025
For Non-CEO named executive officers:
Summary Compensation Table Total	$4,308,958
- Summary Compensation Table “Option Awards” column value	—
- Summary Compensation Table “Stock Awards” column value	2,399,964
+ year-end fair value of outstanding and unvested equity awards granted in the fiscal year	2,455,882
+/- change in fair value of outstanding and unvested equity awards granted in prior years	—
+ vest date fair value of equity awards granted in the covered year	—
+/- change in fair value of prior-year equity awards vested in the fiscal year	—
Compensation Actually Paid	$4,364,876

Tabular List, Table
The table below lists our most important performance measures used to link CAP to our NEOs to company performance over the fiscal year ending October 3, 2025. These measures are used to determine payouts for our annual and long-term incentive plans. For more information on our incentive plan measures and goals, refer to the CD&A of this proxy statement. The performance measures included in this table are not ranked by relative importance.
Fiscal Year 2025 Most Important Financial Measures
Adjusted EBITDA
Days Sales Outstanding (DSO)
Free Cash Flow (FCF)
Net Debt Reduction

Total Shareholder Return Amount	$ 101	0
Peer Group Total Shareholder Return Amount	90	0
Net Income (Loss)	$ 66,000,000	$ (82,000,000)
Company Selected Measure Amount	1,104,000,000	1,052,000,000
PEO Name	Mr. Heller
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	6 Adjusted EBITDA and Pro Forma Adjusted EBITDA are the Company-selected measures for fiscal years 2025 and 2024, respectively, for purposes of this table.
Measure:: 2
Pay vs Performance Disclosure
Name	Days Sales Outstanding (DSO)
Measure:: 3
Pay vs Performance Disclosure
Name	Free Cash Flow (FCF)
Measure:: 4
Pay vs Performance Disclosure
Name	Net Debt Reduction
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 27,735,985
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Aggregate Grant Date Fair Value of Option Awards Amounts Reported In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,332,048)
PEO | Aggregate Grant Date Fair Value of Stock Awards Amounts Reported In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,651,567)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,455,882
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Option Awards Amounts Reported In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Stock Awards Amounts Reported In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,399,964)